Expense Example - Roundhill LLM ETF - Roundhill LLM ETF Shares	Sep. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 5 Years	$ 224